MERRILL LYNCH
                                                              AGGREGATE BOND
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              June 30, 1999

                     Merrill Lynch Aggregate Bond Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1999

DEAR SHAREHOLDER

During the quarter ended June 30, 1999, interest rates increased as investors exhibited caution when dedicating capital to the high-quality fixed-income markets. This caution was primarily a reaction to indications that inflation was on the upswing in the United States as evidenced in the releases of economic reports on producer and consumer prices. Producer prices, after declining in 1997 and rising only 0.5% in 1998, are on a pace to increase 2.5% in 1999. Similarly, consumer prices, which increased 1.5% in 1997 and in 1998, are estimated to rise 3% in 1999. Investors believed that the Federal Reserve Board would not stand idle and allow this trend to continue unabated. In March, the Federal Reserve Board announced that its bias in monetary policy had moved from neutral to tighter. The Federal Reserve Board further put this sentiment into action on June 30, 1999 when it implemented a 25 basis point (0.25%) increase in the Federal Funds rate. At the same time, policymakers sent a signal that they didn't expect the uptick in inflation to be of major concern and announced a return to a neutral bias regarding monetary policy.

The yield on the five-year Treasury note increased 54 basis points for the June quarter. This rising interest rate environment resulted in a negative total return for the Fund's benchmark, as the unmanaged Lehman Brothers Aggregate Bond Index had a total return of -0.88% for the June quarter. Within the Index, the three major investment sectors--US Government and agency securities, US Government agency mortgage-backed securities (MBS) and investment-grade corporate securities--had total returns of -0.85%, -0.45% and -1.56%, respectively, for the three months ended June 30, 1999. The Fund's Class A and Class D Shares had total returns of -1.12% and -1.09%, respectively, for the same period. (Complete performance information can be found below on page 3 of this report to shareholders.)

The investment objective of Merrill Lynch Aggregate Bond Index Fund is to seek to provide investment returns that, before expenses, replicate the total return of the unmanaged Lehman Brothers Aggregate Bond Index (the "Index"). The Fund seeks to achieve its objective by investing all of its assets in Merrill Lynch Aggregate Bond Index Series. In attempting to match the return of the Index (before expenses), the Series is constructed through a stratified sampling approach when selecting investments. As we have explained in past reports to shareholders, this refers to duplicating investment characteristics of the various positions of the Series with the corresponding sector in the Index. This approach is necessary because replicating the Index is not practical, given its size and the illiquidity of some issues. In fact, before expenses, the performance of the positions held in the Series has followed the performance of the Index fairly closely. However, performance differences between the Series and the Index (known as tracking error) are expected to occur to some extent. We continually strive for neutral investment characteristics--using measurements such as duration, agency and convexity--to achieve an investment portfolio in which there is a high level of confidence for minimal tracking error.

Effective July 1, 1999, changes to the Index definition were implemented, causing minor changes in the underlying sector allocations that comprise the Index. The minimum threshold for a security to be included in the Index was raised from $100 million to $150 million. In addition, ERISA-eligible commercial MBS will be added to the Index. These changes will cause the US Government and agency sector to increase by 0.25%, the US Government agency MBS sector to increase by 1.38% and the investment-grade corporate bond sector to decrease by 1.63%. As of June quarter-end, US Government and agency securities accounted for 43.4% of the Index, with US Government agency MBS and investment-grade corporate securities representing 34.6% and 22.0%, respectively. The higher threshold has resulted in a significant decline in the number of issues qualifying for inclusion. At June 30, 1999, there were 5,381 securities in the Index, a decline of 2,041 from the previous quarter.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Christopher G. Ayoub

Christopher G. Ayoub
Senior Vice President and
Portfolio Manager


/s/ Gregory Mark Maunz

Gregory Mark Maunz
Senior Vice President and
Portfolio Manager


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Vice President and
Portfolio Manager

August 12, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

============================================================================================================================
                                                                                                              Standardized
                                                        12 Month             3 Month       Since Inception    30-Day Yield
                                                      Total Return        Total Return      Total Return      As of 6/30/99
----------------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class A Shares*               +2.66%             -1.12%          +16.71%              6.02%
----------------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares*               +2.50              -1.09           +16.18               5.76
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**                     +3.15              -0.88           +17.80                 --
============================================================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Since inception total return is from 4/03/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 6/30/99                                                        +2.66%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/99                                       +7.14
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 6/30/99                                                        +2.50%
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/99                                       +6.92
--------------------------------------------------------------------------------


                                     2 & 3

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1999

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND      As of June 30, 1999
================================================================================================================================
Assets:         Investment in Merrill Lynch Aggregate Bond
                  Index Series, at value (identified cost
                  --$469,935,329) (Note 1a) ............................................                            $462,501,605
                Deferred organization expenses (Note 1d) ...............................                                   7,488
                Prepaid registration fees (Note 1d) ....................................                                   8,725
                                                                                                                    ------------
                Total assets ...........................................................                             462,517,818
================================================================================================================================
Liabilities:    Payables:
                  Dividends to shareholders (Note 1e) ..................................         $  1,022,355
                  Administrative fees (Note 2) .........................................               47,588
                  Distributor (Note 2)..................................................               17,804          1,087,747
                                                                                                 ------------
                Accrued expenses and other liabilities .................................                                 132,615
                                                                                                                    ------------
                Total liabilities ......................................................                               1,220,362
                                                                                                                    ------------
================================================================================================================================
Net Assets:     Net assets..............................................................                            $461,297,456
                                                                                                                    ============
================================================================================================================================
Net Assets      Class A Shares of Common Stock, $.0001 par value,
Consist of:       125,000,000 shares authorized ........................................                            $      3,710
                Class D Shares of Common Stock, $.0001 par value,
                  125,000,000 shares authorized ........................................                                     846
                Paid-in capital in excess of par .......................................                             468,408,968
                Undistributed realized capital gains on
                  investments from the Series--net .....................................                                 317,656
                Unrealized depreciation on investments
                  from the Series--net .................................................                              (7,433,724)
                                                                                                                    ------------
                Net assets                                                                                          $461,297,456
                                                                                                                    ============
================================================================================================================================
Net Asset       Class A--Based on net assets of $375,607,981 and
Value:            37,103,944 shares outstanding                                                                     $      10.12
                                                                                                                    ============
                Class D--Based on net assets of $85,689,475 and
                  8,461,354 shares outstanding                                                                      $      10.13
                                                                                                                    ============
================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND      For the Six Months Ended June 30, 1999
================================================================================================================================
Investment
Income          Investment income allocated from the Series ............................                            $ 13,901,963
(Note 1b):      Expenses allocated from the Series .....................................                                (245,415)
                                                                                                                    ------------
                Net investment income from the Series ..................................                              13,656,548
                                                                                                                    ------------
================================================================================================================================
Expenses:       Administration fee (Note 2) ............................................         $    308,888
                Transfer agent fees (Note 2) ...........................................              143,849
                Account maintenance fee--Class D (Note 2) ..............................              103,296
                Registration fees (Note 1d) ............................................               52,932
                Printing and shareholder reports .......................................               42,885
                Professional fees ......................................................                7,820
                Amortization of organization expenses (Note 1d) ........................                1,121
                Accounting services (Note 2) ...........................................                  603
                Other ..................................................................                1,983
                                                                                                 ------------
                Total expenses before reimbursement ....................................              663,377
                Reimbursement of expenses (Note 2) .....................................              (33,472)
                                                                                                 ------------
                Total expenses after reimbursement .....................................                                 629,905
                                                                                                                    ------------
                Investment income--net .................................................                              13,026,643
                                                                                                                    ------------
================================================================================================================================
Realized &      Realized gain on investments from the Series--net ......................                                 269,708
Unrealized      Change in unrealized appreciation/depreciation on
Gain (Loss)       investments from the Series--net .....................................                             (21,935,932)
from the                                                                                                            ------------
Series--Net:    Net Decrease in Net Assets Resulting from Operations                                                 $(8,639,581)
                                                                                                                    ============
================================================================================================================================

                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                     For the Six         For the
AGGREGATE BOND                                                                                    Months Ended       Year Ended
INDEX FUND         Increase (Decrease) in Net Assets:                                            June 30, 1999      Dec. 31, 1998
================================================================================================================================
Operations:        Investment income--net ..............................................         $ 13,026,643       $ 23,530,630
                   Realized gain on investments from the
                     Series--net .......................................................              269,708          1,795,467
                   Change in unrealized appreciation/depreciation on
                     investments from the Series--net ..................................          (21,935,932)         7,162,089
                                                                                                 ------------       ------------
                   Net increase (decrease) in net assets resulting from operations .....           (8,639,581)        32,488,186
                                                                                                 ------------       ------------
================================================================================================================================
Dividends &        Investment income--net:
Distributions to     Class A ...........................................................          (10,671,016)       (19,203,438)
Shareholders         Class D ...........................................................           (2,355,627)        (4,327,192)
(Note 1e):         Realized gain on investments from the Series--net:
                     Class A ...........................................................                   --         (1,358,966)
                     Class D ...........................................................                   --           (319,027)
                                                                                                 ------------       ------------
                   Net decrease in net assets resulting from dividends and
                     distributions to shareholders .....................................          (13,026,643)       (25,208,623)
                                                                                                 ------------       ------------
================================================================================================================================
Capital Share      Net increase in net assets derived from capital share transactions ..           49,574,632        118,835,556
Transactions                                                                                     ------------       ------------
(Note 4):
================================================================================================================================
Net Assets:        Total increase in net assets ........................................           27,908,408        126,115,119
                   Beginning of period .................................................          433,389,048        307,273,929
                                                                                                 ------------       ------------
                   End of period .......................................................         $461,297,456       $433,389,048
                                                                                                 ============       ============
================================================================================================================================

            See Notes to Financial Statements.


                                    4 & 5

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1999

FINANCIAL HIGHLIGHTS

                                                                                                       Class A
                                                                                     -----------------------------------------------
MERRILL LYNCH        The following per share data and ratios have been derived        For the Six      For the      For the Period
AGGREGATE BOND       from information provided in the financial statements.           Months Ended    Year Ended   April 3, 1997+ to
INDEX FUND           Increase (Decrease) in Net Asset Value:                         June 30, 1999   Dec. 31, 1998   Dec. 31, 1997
====================================================================================================================================
Per Share            Net asset value, beginning of period.......................       $    10.61     $    10.42      $    10.00
Operating                                                                              ----------     ----------      ----------
Performance:         Investment income--net.....................................              .30            .64             .48
                     Realized and unrealized gain (loss) on investments from
                       the Series--net..........................................             (.49)           .23             .45
                                                                                       ----------     ----------      ----------
                     Total from investment operations...........................             (.19)           .87             .93
                                                                                       ----------     ----------      ----------
                     Less dividends and distributions:
                       Investment income--net...................................             (.30)          (.64)           (.48)
                       Realized gain on investments from the Series--net........               --           (.04)           (.03)
                       In excess of realized gain on investments from the
                         Series--net............................................               --             --              --++
                                                                                       ----------     ----------      ----------
                     Total dividends and distributions..........................             (.30)          (.68)           (.51)
                                                                                       ----------     ----------      ----------
                     Net asset value, end of period.............................       $    10.12     $    10.61      $    10.42
                                                                                       ==========     ==========      ==========
====================================================================================================================================
Total Investment     Based on net asset value per share.........................           (1.81%)**       8.56%           9.49%**
Return:                                                                                ==========     ==========      ==========
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement+++..........................             .35%*          .35%            .35%*
Net Assets:                                                                            ==========     ==========      ==========
                     Expenses+++................................................             .37%*          .40%            .52%*
                                                                                       ==========     ==========      ==========
                     Investment income--net.....................................            5.95%*         5.99%           6.22%*
                                                                                       ==========     ==========      ==========
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands)...................       $  375,608     $  351,786      $  251,140
Data:                                                                                  ==========     ==========      ==========
====================================================================================================================================
                                                                                                        Class D
                                                                                       ---------------------------------------------
MERRILL LYNCH        The following per share data and ratios have been derived         For the Six      For the     For the Period
AGGREGATE BOND       from information provided in the financial statements.            Months Ended   Year Ended   April 3, 1997+ to
INDEX FUND           Increase (Decrease) in Net Asset Value:                          June 30, 1999  Dec. 31, 1998   Dec. 31, 1997
====================================================================================================================================
Per Share            Net asset value, beginning of period.......................       $    10.61     $    10.42      $    10.00
Operating                                                                              ----------     ----------      ----------
Performance:         Investment income--net.....................................              .29            .61             .46
                     Realized and unrealized gain (loss) on investments from
                       the Series--net..........................................             (.48)           .23             .45
                                                                                       ----------     ----------      ----------
                     Total from investment operations...........................             (.19)           .84             .91
                                                                                       ----------     ----------      ----------
                     Less dividends and distributions:
                       Investment income--net...................................             (.29)          (.61)           (.46)
                       Realized gain on investments from the Series--net........               --           (.04)           (.03)
                       In excess of realized gain on investments from the
                         Series--net............................................               --             --              --++
                                                                                       ----------     ----------      ----------
                     Total dividends and distributions..........................             (.29)          (.65)           (.49)
                                                                                       ----------     ----------      ----------
                     Net asset value, end of period.............................       $    10.13     $    10.61      $    10.42
                                                                                       ==========     ==========      ==========
====================================================================================================================================
Total Investment     Based on net asset value per share.........................           (1.83%)**       8.29%           9.29%**
Return:                                                                                ==========     ==========      ==========

====================================================================================================================================

Ratios to Average    Expenses, net of reimbursement+++..........................             .60%*          .60%            .60%*
Net Assets:                                                                            ==========     ==========      ==========
                     Expenses+++................................................             .62%*          .65%            .77%*
                                                                                       ==========     ==========      ==========
                     Investment income--net.....................................            5.70%*         5.75%           5.98%*
                                                                                       ==========     ==========      ==========
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands)...................       $   85,689     $   81,603      $   56,134
Data:                                                                                  ==========     ==========      ==========

====================================================================================================================================

                   * Annualized.
                   + Commencement of operations.
                  ++ Amount is less than $.01 per share.
                 +++ Includes the Fund's share of the Series' allocated
                     expenses.
                  ** Aggregate total investment return.

                     See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend


                                     6 & 7

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND
--------------------------------------------------------------------------------

dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.14% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 1999, MLAM earned fees of $308,888, of which $33,472 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 1999 were $64,674,747 and $28,143,768, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $49,574,632 and $118,835,556 for the six months ended June 30, 1999 and for the year ended December 31, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         10,437,735       $ 108,681,316
Shares issued to shareholders
in reinvestment of dividends ...........            844,844           8,754,208
                                                -----------       -------------
Total issued ...........................         11,282,579         117,435,524
Shares redeemed ........................         (7,343,748)        (75,975,345)
                                                -----------       -------------
Net increase ...........................          3,938,831       $  41,460,179
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         18,291,863       $ 192,469,737
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................          1,779,251          18,748,052
                                                -----------       -------------
Total issued ...........................         20,071,114         211,217,789
Shares redeemed ........................        (11,018,167)       (116,697,778)
                                                -----------       -------------
Net increase ...........................          9,052,947       $  94,520,011
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,441,134       $  25,418,628
Shares issued to shareholders
in reinvestment of dividends ...........            174,628           1,810,530
                                                -----------       -------------
Total issued ...........................          2,615,762          27,229,158
Shares redeemed ........................         (1,844,813)        (19,114,705)
                                                -----------       -------------
Net increase ...........................            770,949       $   8,114,453
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          4,911,003       $  51,769,208
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            370,997           3,909,217
                                                -----------       -------------
Total issued ...........................          5,282,000          55,678,425
Shares redeemed ........................         (2,979,562)        (31,362,880)
                                                -----------       -------------
Net increase ...........................          2,302,438       $  24,315,545
                                                ===========       =============
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS

Merrill Lynch Aggregate Bond Index Series
------------------------------------------------------------------------------------------------------------------------------------
                                             Face        Interest              Maturity                                  Value
Issue                                       Amount         Rate                  Date                     Cost          (Note 1a)
====================================================================================================================================
US Government & Agency Obligations--44.2%
====================================================================================================================================
Federal Home Loan Mortgage Corporation   $ 5,800,000        5.75 %             7/15/2003             $  5,922,632      $  5,753,942
                                           1,300,000        7.18               6/27/2006                1,450,719         1,362,094
====================================================================================================================================
Federal National Mortgage Association      1,200,000       5.625               3/15/2001                1,213,413         1,197,274
                                             300,000        5.45              10/10/2003                  306,938           291,869
                                             220,000        6.85               4/05/2004                  236,345           225,440
                                           1,700,000        5.75               2/15/2008                1,747,638         1,622,458
====================================================================================================================================
Financing Corp.                              700,000        9.80              11/30/2017                1,025,136           934,934
====================================================================================================================================
Tennessee Valley Authority, Series E       1,490,000        6.25              12/15/2017                1,537,882         1,422,011
====================================================================================================================================
United States Treasury Bonds                 800,000        8.75              11/15/2008                  913,000           883,376
                                          27,810,000        8.75               5/15/2017               35,505,411        35,105,675
                                           8,000,000       6.625               2/15/2027                7,982,944         8,448,720
                                           5,800,000       6.375               8/15/2027                6,104,664         5,943,202
                                           2,900,000       6.125              11/15/2027                3,018,273         2,880,512
====================================================================================================================================
United States Treasury Notes              11,840,000        6.00               8/15/2000               11,848,377        11,915,894
                                           9,300,000        5.75              11/15/2000                9,378,117         9,339,246
                                          12,800,000       5.375               2/15/2001               12,834,984        12,780,032
                                           5,900,000        5.00               2/28/2001                5,883,937         5,853,862
                                           5,300,000       4.875               3/31/2001                5,299,680         5,246,152
                                           4,700,000        5.00               4/30/2001                4,689,516         4,660,332
                                          10,400,000        5.25               5/31/2001               10,364,250        10,351,224
                                          13,100,000        6.50               5/31/2002               13,155,487        13,396,846
                                           1,000,000        5.75              10/31/2002                1,013,570         1,002,810
                                           2,100,000        5.75              11/30/2002                2,102,945         2,104,263
                                           1,800,000       5.625              12/31/2002                1,807,680         1,798,038
                                           5,900,000        5.50               1/31/2003                5,915,541         5,864,954


                                     8 & 9

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1999

Merrill Lynch Aggregate Bond Index Series (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                             Face         Interest            Maturity                                    Value
Issue                                       Amount          Rate               Date(s)                    Cost          (Note 1a)
====================================================================================================================================
US Government & Agency Obligations (concluded)
====================================================================================================================================
United States Treasury Notes             $   500,000        5.75 %             4/30/2003             $    518,359      $    500,860
(concluded)                                2,800,000        5.25               8/15/2003                2,892,477         2,752,316
                                           3,500,000        5.75               8/15/2003                3,560,109         3,502,170
                                           5,500,000        4.25              11/15/2003                5,421,359         5,193,210
                                           7,400,000        4.75               2/15/2004                7,297,557         7,117,838
                                           3,400,000       5.875               2/15/2004                3,475,703         3,421,794
                                           7,200,000        5.25               5/15/2004                7,057,750         7,075,152
                                           5,500,000       5.875              11/15/2005                5,801,445         5,500,000
                                           4,650,000        6.25               2/15/2007                4,488,689         4,737,932
                                           5,400,000       6.625               5/15/2007                5,530,381         5,623,614
                                           4,900,000       6.125               8/15/2007                5,056,281         4,952,822
                                             400,000        4.75              11/15/2008                  380,813           367,312
                                           4,100,000        5.50               5/15/2009                4,027,578         4,005,167
====================================================================================================================================
Total Investments in US Government & Agency Obligations--44.2%                                        206,767,580       205,135,347
====================================================================================================================================
US Government Agency Mortgage-Backed Obligations**--33.2%
====================================================================================================================================
Federal Home Loan Mortgage                 1,376,887        5.50         10/01/2013--1/01/2014          1,360,106         1,304,599
Corporation Participation                  1,498,567        5.50         12/01/2028--2/01/2029          1,440,665         1,368,463
Certificates--Gold Program                   915,430        6.00          5/01/2013--4/01/2014            909,379           885,259
                                           1,399,687        6.00          5/01/2029--6/01/2029          1,339,416         1,319,080
                                             196,392        6.50              3/01/2014                   199,491           193,973
                                           6,482,547        6.50          1/01/2026--5/01/2029          6,498,622         6,277,242
                                           4,207,743        7.00          1/01/2008--6/01/2013          4,280,096         4,232,045
                                          11,924,904        7.00          9/01/2025--5/01/2029         12,046,758        11,825,464
                                           1,968,951        7.50          5/01/2007--5/01/2013          2,019,513         2,002,592
                                           6,004,195        7.50          1/01/2023--3/01/2028          6,143,398         6,081,181
                                             811,711        8.00          6/01/2010--9/01/2012            837,018           837,279
                                           5,062,807        8.00          6/01/2024--1/01/2028          5,231,484         5,200,725
                                             460,535        8.50               5/01/2028                  484,282           481,332
                                             526,211        9.00               6/01/2025                  561,402           560,074
                                             650,261        9.50               2/01/2019                  696,606           699,204
====================================================================================================================================
Federal National                           1,255,818        5.50          6/01/2011--2/01/2014          1,230,837         1,190,173
Mortgage Association                       8,663,529        6.00          2/01/2013--6/01/2014          8,602,197         8,369,466
                                          11,702,342        6.00          1/01/2026--6/01/2029         11,246,916        11,025,591
                                           1,700,000        6.00                TBA(1)                  1,625,375         1,620,494
                                             933,014        6.50(2)            10/01/2004                 927,832           934,135
                                           7,902,441        6.50          1/01/2013--4/01/2014          8,016,452         7,796,160
                                          24,826,457        6.50         12/01/2025--5/01/2029         24,732,622        24,032,207
                                           3,000,000        6.50                TBA(1)                  2,880,937         2,880,937
                                           9,312,013        7.00          4/01/2027--4/01/2029          9,273,453         9,227,858
                                             500,000        7.00                TBA(1)                    495,938           495,938
                                           4,626,831        7.50         8/01/2027--11/01/2027          4,672,186         4,683,186
====================================================================================================================================
Government National                          199,525        5.50               4/15/2029                  189,548           181,422
Mortgage Association                       1,482,134        6.00          3/15/2011--2/15/2012          1,438,932         1,443,012
                                           1,794,029        6.00          6/15/2028--6/15/2029          1,757,022         1,681,776
                                           1,000,000        6.00                TBA(1)                    935,000           935,000
                                             197,074        6.50               2/15/2014                  200,862           194,655
                                           6,432,676        6.50          4/15/2026--5/15/2029          6,379,422         6,206,295
                                           3,100,000        6.50                TBA(1)                  2,981,813         2,981,813
                                             196,891        7.00               4/15/2013                  202,428           198,534
                                           8,086,109        7.00         12/15/2023--11/15/2028         8,204,209         7,994,350
                                           2,500,000        7.00                TBA(1)                  2,476,563         2,476,563
                                           5,403,832        7.50          3/15/2024--7/15/2028          5,527,368         5,469,746
                                             900,000        7.50                TBA(1)                    909,141           909,141
                                           3,789,293        8.00         12/15/2022--4/15/2028          3,894,427         3,899,041
                                           2,540,984        8.50         11/15/2017--3/15/2028          2,659,496         2,663,019
                                             985,300        9.00         11/15/2016--11/15/2024         1,056,287         1,048,820
                                              98,363        9.50               9/15/2021                  106,969           106,044
====================================================================================================================================
Total US Government Agency Mortgage-Backed Obligations--33.2%                                         156,672,468       153,913,888
====================================================================================================================================

INDUSTRIES

S&P      Moody's   Face                                                                                                     Value
Ratings  Ratings  Amount                  Corporate Bonds & Notes                                          Cost           (Note 1a)
====================================================================================================================================
Banking--2.8%
A          Aa3 $1,000,000    BankAmerica Corporation, 6.875% due 6/01/2003                              1,036,840         1,018,340
NR*        A2   2,000,000    BankBoston NA, 8.375% due 12/15/2002                                       2,151,860         2,114,240
                             Chase Manhattan Corporation:
A          A1   1,000,000      9.75% due 11/01/2001                                                     1,112,050         1,074,390
A          A1     500,000      6.75% due 8/15/2008                                                        509,795           491,335
                             Citicorp:
A+         A1     500,000      9.50% due 2/01/2002                                                        553,875           537,745
A+         A1     500,000      7.625% due 5/01/2005                                                       527,890           516,335
A+         A1   1,000,000      7.20% due 6/15/2007                                                      1,084,840         1,009,750
A          A1   1,000,000    First Bank Systems, Inc., 7.55% due 6/15/2004                              1,070,160         1,034,090
A-         A3   1,020,000    Fleet/Norstar Financial Group, Inc., 8.125% due 7/01/2004                  1,066,374         1,083,556
A          Aa3    500,000    NationsBank NA, 6.50% due 8/15/2003                                          500,435           500,760
A+         Aa3  1,335,000    Norwest Corp., 5.75% due 2/01/2003                                         1,259,239         1,303,120
A-         A1   1,050,000    Republic New York, 7.53% due 12/04/2026                                    1,047,323         1,079,757
AA         Aa2    230,000    Swiss Bank Corp., NY, 7.50% due 7/15/2025                                    225,195           227,971
A-         Aa3  1,000,000    Wells Fargo Capital, 8.125% due 12/01/2026 (a)                               967,500         1,018,730
                                                                                                     ------------      ------------
                                                                                                       13,113,376        13,010,119
====================================================================================================================================
Financial Services--1.7%
A          A2     500,000    Bear Stearns Companies, Inc., 6.125% due 2/01/2003                           499,620           490,210
A+         Aa3    500,000    Citigroup Capital II, 7.75% due 12/01/2036                                   507,205           501,467
BBB        Baa1   500,000    EOP Operating LP, 6.75% due 2/15/2008                                        503,215           473,244
A          A2     500,000    Equitable Companies Inc., 9% due 12/15/2004                                  569,820           546,725
A-         A3     200,000    Heller Financial Inc., 7% due 5/15/2002                                      197,878           203,072

                             Lehman Brothers Holdings Inc.:
A          Baa1   500,000      7.625% due 6/01/2006                                                       536,160           513,745
A          Baa1 1,000,000      7.20% due 8/15/2009                                                      1,039,080           968,620
A+         Aa3  1,000,000    Morgan Stanley Group, Inc., 6.50% due 3/30/2001                            1,016,970         1,005,160
BBB+       Baa1 1,000,000    PaineWebber Group Inc., 7.74% due 1/30/2012                                1,063,050         1,002,130
A          Aa3  1,000,000    Salomon Smith Barney Holdings, Inc., 7.125% due 10/01/2006                   998,100         1,001,401


                                    10 & 11

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1999

Merrill Lynch Aggregate Bond Index Series (continued)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIES

S&P      Moody's   Face                                                                                                     Value
Ratings  Ratings  Amount                  Corporate Bonds & Notes                                          Cost           (Note 1a)
====================================================================================================================================
Financial Services (concluded)
BBB+       Baa1 $ 500,000    Simon Debartolo, 6.75% due 7/15/2004                                    $    498,180      $    487,325
BBB        Baa2   500,000    Spieker Properties LP, 6.875% due 2/01/2005                                  502,505           484,935
                                                                                                     ------------      ------------
                                                                                                        7,931,783         7,678,034
====================================================================================================================================
Financial Services--Consumer--1.0%
                              Associates Corp. NA:
AA-        Aa3    500,000      7.46% due 3/28/2000                                                        513,070           505,935
AA-        Aa3    500,000      7.125% due 5/15/2000                                                       509,825           505,410
AA-        Aa3    500,000      7.23% due 5/17/2006                                                        525,535           506,760
A+         Aa3    200,000    CIT Group Holdings, Inc., 5.875% due 10/15/2008                              178,758           182,906
A-         Baa1   500,000    Finova Capital Corp., 6.45% due 6/01/2000                                    502,715           501,415
A          A2   1,000,000    Household Finance Corp., 5.875% due 2/01/2009                                999,410           908,540
BBB        Baa3 1,000,000    Newcourt Credit Group, 6.875% due 2/16/2005 (a)                              977,850           967,399
A-         A3     500,000    Washington Mutual, Inc., 7.25% due 6/15/2001                                 516,945           508,025
                                                                                                     ------------      ------------
                                                                                                        4,724,108         4,586,390
====================================================================================================================================
Foreign Government Obligations--1.1%
AA+        Aa2    500,000    Canadian Government Bond, 5.25% due 11/05/2008                               499,885           453,215
BBB        A3   1,000,000    People's Republic of China, 7.30% due 12/15/2008                             996,780           972,740
AA-        Aa2  1,000,000    Province of British Columbia, 7.25% due 9/01/2036                          1,019,840         1,013,920
                             Province of Ontario:
AA-        Aa3    500,000      7.375% due 1/27/2003                                                       524,060           514,410
AA-        Aa3    500,000      7.625% due 6/22/2004                                                       531,870           527,025
A          A2     750,000    Province of Saskatchewan, 8% due 7/15/2004                                   825,255           803,317
AA         Aa3  1,000,000    Republic of Italy, 6.875% due 9/27/2023                                      967,770         1,005,270
                                                                                                     ------------      ------------
                                                                                                        5,365,460         5,289,897
====================================================================================================================================
Industrial--Consumer Goods--1.1%
A+         A1   1,000,000    Anheuser-Busch Companies, Inc., 6.75% due 11/01/2006                         969,880           986,680
A+         A3   1,000,000    Coca-Cola Enterprises, 6.75% due 9/15/2028                                 1,011,695           927,660
AA         Aa2  1,000,000    McDonald's Corp., 5.35% due 9/15/2008                                      1,005,310           906,810
                             Nabisco Inc.:
BBB        Baa2 1,000,000      6% due 2/15/2001                                                           997,450           990,660
BBB        Baa2   500,000      6.375% due 2/01/2005                                                       486,510           478,785
                             Philip Morris Companies, Inc.:
A          A2     500,000      9% due 1/01/2001                                                           534,935           519,195
A          A2     365,000      6.95% due 6/01/2006                                                        367,606           368,832
                                                                                                     ------------      ------------
                                                                                                        5,373,386         5,178,622
====================================================================================================================================
Industrial--Energy--1.3%
BBB-       Baa3   500,000    CMS Panhandle Holding Co., 6.50% due 7/15/2009 (a)                           501,325           474,886
AA-        A2     500,000    Consolidated Natural Gas Company, 6.625% due 12/01/2008                      493,905           489,325
                             Enron Corp.:
BBB+       Baa2   500,000      6.625% due 10/15/2003                                                      499,400           498,570
BBB        Baa3 1,000,000      6.75% due 7/01/2005                                                      1,028,410           981,450
                             K N Energy, Inc.:
BBB-       Baa2   500,000      6.45% due 3/01/2003                                                        500,510           491,850
BBB-       Baa2   500,000      6.65% due 3/01/2005                                                        500,495           484,635
                             Occidental Petroleum Corp.:
BBB        Baa3   500,000      10.125% due 11/15/2001                                                     562,455           536,360
BBB        Baa3   500,000      8.45% due 2/15/2029                                                        517,325           520,998
A-         A3   1,000,000    Phillips Petroleum, 8.86% due 5/15/2022                                    1,088,410         1,050,950
BBB-       Baa2   150,000    USX Corp., 8.125% due 7/15/2023                                              165,882           153,323
BBB        Baa2   500,000    Ultramar Diamond Shamrock, 8% due 4/01/2023                                  513,270           485,250
                                                                                                     ------------      ------------
                                                                                                        6,371,387         6,167,597
====================================================================================================================================
Industrial--Manufacturing--2.9%
A          A2     500,000    Atlantic Richfield Company, 8.44% due 2/21/2012                              578,335           558,005
AA-        A1     500,000    Boeing Co., 6.35% due 6/15/2003                                              506,655           500,290
A+         A1     150,000    Chrysler Corp., 7.45% due 3/01/2027                                          157,252           150,934
A-         Baa1   500,000    Dana Corporation, 7% due 3/01/2029                                           492,790           459,495
                             Ford Motor Credit Company:
A          A1   1,000,000      7.75% due 11/15/2002                                                     1,025,760         1,037,690
A          A1     500,000      7.20% due 6/15/2007                                                        522,220           506,810
AAA        Aaa    300,000    General Electric Capital Corp., 8.375% due 3/01/2001                         316,032           311,550
                             General Motors Acceptance Corp.:
A          A2     100,000      9.375% due 4/01/2000                                                       106,398           102,442
A          A2   1,000,000      5.20% due 10/26/2000                                                       999,950           988,023
A          A2   1,400,000      9% due 10/15/2002 (b)                                                    1,560,272         1,502,424
A          A2     600,000      8.80% due 3/01/2021                                                        737,202           689,466
BBB-       Baa2   500,000    Georgia-Pacific Corp., 7.375% due 12/01/2025                                 512,055           476,905
A+         A1   1,000,000    International Business Machines Corp., 7.125% due 12/01/2096                 948,080           971,560
                             Lockheed Martin Corp.:
BBB+       Baa1   500,000      7.25% due 5/15/2006                                                        522,245           500,340
BBB+       Baa1   500,000      7.70% due 6/15/2008                                                        557,860           512,550
A          A2     900,000    Lucent Technologies Inc., 6.90% due 7/15/2001                                895,563           915,192
BBB        Baa1   600,000    Raytheon Co., 6.75% due 3/15/2018                                            599,934           565,038
BBB        A3     500,000    Saga Petroleum ASA, 7.25% due 9/23/2027                                      503,060           467,170
BBB        Ba1    500,000    Seagate Technology, Inc., 7.45% due 3/01/2037                                505,315           464,410
BBB        Baa1 1,500,000    TRW Inc., 6.25% due 1/15/2010                                              1,486,005         1,349,850
BBB+       A2     500,000    Xerox Capital Trust I, 8% due 2/01/2027                                      517,340           497,472
                                                                                                     ------------      ------------
                                                                                                       14,050,323        13,527,616
====================================================================================================================================
Industrial--Other--0.8%
                              CSX Corp.:
BBB        Baa2   500,000      7.45% due 5/01/2007                                                        536,420           508,920
BBB        Baa2   200,000      7.90% due 5/01/2017                                                        222,970           206,190
BBB-       Baa3   750,000    Delta Airlines, 10.375% due 2/01/2011                                        978,495           906,660
BBB+       Baa1   500,000    Norfolk Southern Corporation, 7.70% due 5/15/2017                            512,720           513,415
BBB-       Baa3 1,000,000    Union Pacific Corp., 9.625% due 12/15/2002                                 1,135,940         1,090,180
BB+        Baa3   650,000    United Airlines, 9% due 12/15/2003                                           721,292           694,473
                                                                                                     ------------      ------------
                                                                                                        4,107,837         3,919,838
====================================================================================================================================
Industrial--Services--3.5%
A          Baa2 1,000,000    American Stores Co., 9.125% due 4/01/2002                                  1,110,040         1,065,970
BBB        Baa3   450,000    Comcast Cable Communications, 8.375% due 5/01/2007                           491,863           480,437
A-         Baa1   500,000    Computer Associates International, Inc., 6.375% due 4/15/2005                491,015           473,555
                             Dayton Hudson Corp.:
A-         A3     500,000      6.40% due 2/15/2003                                                        516,005           497,675
A-         A3   1,000,000      10% due 1/01/2011                                                        1,227,430         1,216,530


                                    12 & 13

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)

Merrill Lynch Aggregate Bond Index Series (concluded)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIES

S&P      Moody's   Face                                                                                                     Value
Ratings  Ratings  Amount                  Corporate Bonds & Notes                                          Cost           (Note 1a)
====================================================================================================================================
Industrial--Services (concluded)
A-         A3  $1,000,000    Hertz Corp., 7% due 1/15/2028                                           $    970,760      $    923,650
                             J.C. Penney Company, Inc.:
BBB+       A3   1,000,000      7.60% due 4/01/2007                                                      1,085,130         1,015,600
BBB+       A3     200,000      7.95% due 4/01/2017                                                        204,476           203,552
BBB-       Baa3 1,000,000    J Seagrams & Sons, 7% due 4/15/2008                                        1,031,770           959,140
A+         A1     360,000    The May Department Stores Company, 7.60% due 6/01/2025                       345,942           374,947
BBB-       Baa3 1,000,000    News America Holdings, Inc., 8.50% due 2/15/2005                           1,073,535         1,052,210
BBB-       Baa3 2,000,000    News America Inc., 7.25% due 5/18/2018                                     2,011,860         1,864,792
AA         Aa2    500,000    The Procter & Gamble Company, 8% due 9/01/2024                               633,725           569,495
A-         A2     500,000    Sears Discover Credit Corp., 9.14% due 3/13/2012                             605,320           579,215
A-         A2     500,000    Sears, Roebuck & Co., 6.25% due 1/15/2004                                    493,995           489,965
BBB        Baa1 1,000,000    Service Corp. International, 6% due 12/15/2005                               992,730           922,400
AA-        A2     500,000    TCI Communications Inc., 6.875% due 2/15/2006                                482,050           500,565
                             Tele-Communications Inc.:
AA-        A2   1,375,000      8.25% due 1/15/2003                                                      1,456,730         1,456,757
AA-        A2     100,000      9.80% due 2/01/2012                                                        110,548           122,182
                             Time Warner Entertainment Inc.:
BBB        Baa3   500,000      7.95% due 2/01/2000                                                        515,375           505,765
BBB        Baa3   400,000      8.18% due 8/15/2007                                                        410,104           422,472
A          A2     500,000    Walt Disney Co., 6.75% due 3/30/2006                                         512,650           500,725
                                                                                                     ------------      ------------
                                                                                                       16,773,053        16,197,599
====================================================================================================================================
Utilities--Communications--1.7%
A          A2   1,000,000    360 Communications Co., 7.125% due 3/01/2003                               1,019,270         1,014,490
AA-        A1   1,000,000    AT&T Corporation, 6% due 3/15/2009                                         1,010,780           939,790
AA         Aa2  1,000,000    Bell Atlantic, PA, 6% due 12/01/2028                                         993,000           839,240
AAA        Aaa    900,000    BellSouth Telecommunications, Inc., 6.75% due 10/15/2033                     796,973           797,184
A          Baa1   750,000    GTE Corp., 7.83% due 5/01/2023                                               722,123           725,640
A-         A3     150,000    MCI Communications Corp., 7.50% due 8/20/2004                                155,666           154,615
A-         A3     750,000    MCI WorldCom Inc., 7.75% due 4/01/2007                                       776,430           785,438
AA         Aa3    500,000    Southwestern Bell Telecommunications, 6.625% due 7/15/2007                   518,080           497,765
BBB+       Baa1   500,000    Sprint Capital Corporation, 5.875% due 5/01/2004                             493,905           479,165
A-         Baa1   500,000    U S West Capital Funding Inc., 6.875% due 7/15/2028                          519,175           456,950
A+         A2     700,000    U S West Communications, 6.875% due 9/15/2033                                667,635           629,573
A-         A3     500,000    WorldCom Inc., 6.40% due 8/15/2005                                           498,990           489,150
                                                                                                     ------------      ------------
                                                                                                        8,172,027         7,809,000
====================================================================================================================================
Utilities--Gas & Electric--1.5%
AA-        A1   1,470,000    Baltimore Gas & Electric Co., 8.375% due 8/15/2001                         1,551,364         1,534,709
BBB        Baa3   500,000    Commonwealth Edison, Inc., 6.95% due 7/15/2018                               497,860           471,420
BBB+       Baa3   500,000    Consumers Energy, 6.375% due 2/01/2008                                       488,120           470,964
                             Detroit Edison Company:
A-         A3     100,000      5.93% due 2/01/2001                                                         96,905            99,526
A-         A3     500,000      7.22% due 8/01/2002                                                        518,860           509,825
AA-        Aa3  1,000,000    Florida Power Corp., 6.875% due 2/01/2008                                  1,093,190         1,004,640
A-         A3     500,000    Houston Lighting and Power, 8.75% due 3/01/2022                              538,705           516,670
A-         A3   1,000,000    Pennsylvania Power & Light Co., 8.50% due 5/01/2022                        1,056,750         1,018,910
AA+        Aa2  1,250,000    Wisconsin Electric and Power, 7.25% due 8/01/2004                          1,280,138         1,283,500
                                                                                                     ------------      ------------
                                                                                                        7,121,892         6,910,164
====================================================================================================================================
Yankee--Corporate--2.3%
AA-        Aa3    425,000    Abbey National First Capital, 8.20% due 10/15/2004                           450,003           449,263
A          A1     500,000    BCH Ltd. (Cayman Islands), 6.50% due 2/15/2006                               493,985           482,835
A-         A3     500,000    BHP Finance USA Limited, 6.42% due 3/01/2026                                 497,170           495,115
BBB+       Baa2   528,000    Celulosa Arauco, 6.75% due 12/15/2003                                        520,091           486,330
BBB+       Baa3   400,000    Fairfax Financial Holdings Ltd., 8.30% due 4/15/2026                         438,736           384,036
A+         A1     550,000    Grand Metropolitan Investment Corp., 9% due 8/15/2011                        617,518           643,302
A+         A2   1,000,000    Hydro-Quebec, 8.875% due 3/01/2026                                         1,116,000         1,176,550
BBB-       Baa3 1,000,000    Korea Development Bank, 6.625% due 11/21/2003                                971,890           948,100
BBB-       Baa3   500,000    Korea Telecom, 7.625% due 4/15/2007                                          481,675           471,879
BBB        Baa2 1,000,000    Noranda Forest Inc., 6.875% due 11/15/2005                                 1,002,540           936,400
A          A2     500,000    Norsk Hydro A/S, 6.70% due 1/15/2018                                         497,440           451,290
BBB+       A3     500,000    Phillips Electronics NV, 7.75% due 5/15/2025                                 512,285           495,570
A          A1   1,000,000    Santander Financial Issuances Ltd., 7% due 4/01/2006                       1,004,440           997,950
A+         Aa3    500,000    Sony Corporation, 6.125% due 3/04/2003                                       498,940           496,610
                             Tyco International Group SA:
A-         Baa1   500,000      6.25% due 6/15/2003                                                        501,190           491,995
A-         Baa1 1,000,000      6.875% due 1/15/2029                                                       999,720           911,880
A          A2     300,000    WMC Finance USA, 7.25% due 11/15/2013                                        291,822           293,448
                                                                                                     ------------      ------------
                                                                                                       10,895,445        10,612,553
====================================================================================================================================
Total Investments in Corporate Bonds & Notes--21.7%                                                   104,000,077       100,887,429
====================================================================================================================================
                                             Short-Term Securities
====================================================================================================================================
Repurchase Agreements***--0.5%
                2,294,000    Morgan Stanley, Dean Witter, Discover & Co., purchased on 6/30/1999
                              to yield 4.87% to 7/01/1999                                               2,294,000         2,294,000
====================================================================================================================================
Total Investments in Short-Term Securities--0.5%                                                        2,294,000         2,294,000
====================================================================================================================================
Total Investments--99.6%                                                                             $469,734,125       462,230,664
                                                                                                     ============
Other Assets Less Liabilities--0.4%                                                                                       2,068,088
                                                                                                                       ------------
Net Assets--100.00%                                                                                                    $464,298,752
                                                                                                                       ============
====================================================================================================================================

*     Not Rated.
** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
*** Repurchase Agreements are fully collateralized by US Government Agency Obligations.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Series.
(1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.
(2) Represents balloon mortgages that amortize on a 30-year schedule and have 7-year maturities.

      See Notes to Financial Statements.


                                    14 & 15

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1999

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES    As of June 30, 1999
====================================================================================================================================
Assets:         Investments, at value (identified cost--$469,734,125) (Note 1a)..........................              $462,230,664
                Receivables:
                  Securities sold....................................................................... $ 14,983,616
                  Interest..............................................................................    5,529,231
                  Contributions.........................................................................      425,985
                  Paydowns..............................................................................        3,644    20,942,476
                                                                                                         ------------
                Deferred organization expenses (Note 1f)................................................                      5,520
                Prepaid expenses........................................................................                        296
                                                                                                                       ------------
                Total assets............................................................................                483,178,956
                                                                                                                       ------------
====================================================================================================================================
Liabilities:    Payables:
                  Securities purchased..................................................................   17,947,084
                  Withdrawals...........................................................................      846,617
                  Investment adviser (Note 2)...........................................................       23,066    18,816,767
                                                                                                         ------------
                Accrued expenses and other liabilities..................................................                     63,437
                                                                                                                       ------------
                Total liabilities.......................................................................                 18,880,204
                                                                                                                       ------------
====================================================================================================================================
Net Assets:     Net assets..............................................................................               $464,298,752
                                                                                                                       ============
====================================================================================================================================
Net Assets      Partners' capital.......................................................................               $471,802,213
Consist of:     Unrealized depreciation on investments--net..............................................                (7,503,461)
                                                                                                                       ------------
                Net assets..............................................................................               $464,298,752
                                                                                                                       ============
====================================================================================================================================

                See Notes to Financial Statements.


STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES        For the Six Months Ended June 30, 1999
====================================================================================================================================
Investment Income   Interest and discount earned.......................................................               $ 13,978,691
(Note 1e):          Other..............................................................................                        199
                                                                                                                      ------------
                    Total income.......................................................................                 13,978,890
                                                                                                                      ------------
====================================================================================================================================
Expenses:           Investment advisory fees (Note 2)..................................................   $  133,178
                    Accounting services (Note 2).......................................................       56,640
                    Custodian fees.....................................................................       30,017
                    Professional fees..................................................................       18,590
                    Pricing fees.......................................................................        3,780
                    Trustees' fees and expenses........................................................        1,659
                    Amortization of organization expenses (Note 1f)....................................          834
                    Other..............................................................................        1,604
                                                                                                          ----------
                    Total expenses.....................................................................                    246,302
                                                                                                                      ------------
                    Investment income--net.............................................................                 13,732,588
                                                                                                                      ------------
====================================================================================================================================
Realized &          Realized gain from investments--net................................................                    243,923
Unrealized Gain     Change in unrealized appreciation/depreciation on investments--net.................                (22,015,900)
(Loss) On                                                                                                             ------------
Investments--Net
(Notes 1c, 1e & 3): Net Decrease in Net Assets Resulting from Operations...............................               $ (8,039,389)
                                                                                                                      ============
====================================================================================================================================

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                         For the Six      For the
AGGREGATE BOND                                                                                       Months Ended     Year Ended
INDEX SERIES      Increase (Decrease) in Net Assets:                                                 June 30, 1999   Dec. 31, 1998
====================================================================================================================================
Operations:       Investment income--net...........................................................  $ 13,732,588    $ 24,615,843
                  Realized gain on investments--net................................................       243,923       1,822,916
                  Change in unrealized appreciation/depreciation on investments--net...............   (22,015,900)      7,171,047
                                                                                                     ------------    ------------
                  Net increase (decrease) in net assets resulting from operations..................    (8,039,389)     33,609,806
                                                                                                     ------------    ------------
====================================================================================================================================
Net Capital       Increase in net assets derived from net capital contributions....................    37,403,347      93,584,591
Contributions:                                                                                       ------------    ------------

====================================================================================================================================
Net Assets:       Total increase in net assets.....................................................    29,363,958     127,194,397
                  Beginning of period..............................................................   434,934,794     307,740,397
                                                                                                     ------------    ------------
                  End of period....................................................................  $464,298,752    $434,934,794
                                                                                                     ============    ============
====================================================================================================================================

                  See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                      For the Six        For the        For the Period
AGGREGATE BOND       The following ratios have been derived from                   Months Ended     Year Ended     April 3, 1997+ to
INDEX SERIES         information provided in the financial statements.            June 30, 1999    Dec. 31, 1998     Dec. 31, 1997
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement...........................           .11%*            .12%             .15%*
Net Assets:                                                                       ==========        ==========       ==========
                     Expenses.................................................           .11%*            .13%             .18%*
                                                                                  ==========        ==========       ==========
                     Investment income--net....................................         6.19%*           6.20%            6.34%*
                                                                                  ==========        ==========       ==========
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands).................    $  464,299        $  434,935       $  307,740
Data:                                                                             ==========        ==========       ==========
                     Portfolio turnover.......................................         29.14%           27.89%           86.58%
                                                                                  ==========        ==========       ==========
====================================================================================================================================

                   + Commencement of operations.
                   * Annualized.

                     See Notes to Financial Statements.


                                    16 & 17

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 1999

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements--The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(g) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.06% of the average daily value of the Series' net assets.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999 were $180,694,645 and $128,751,819, respectively.

Net realized gains for the six months ended June 30, 1999 and net unrealized losses as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                               Realized          Unrealized
                                                Gains              Losses
--------------------------------------------------------------------------------
Long-term investments...................     $   243,923        $(7,503,461)
                                             -----------        -----------
Total...................................     $   243,923        $(7,503,461)
                                             ===========        ===========
--------------------------------------------------------------------------------

As of June 30, 1999, net unrealized depreciation for Federal income tax purposes aggregated $7,503,461, of which $2,442,907 related to appreciated securities and $9,946,368 related to depreciated securities. At June 30, 1999, the aggregate cost of investments for Federal income tax purposes was $469,734,125.


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 1--6/99

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